Consolidated Statements of Comprehensive Income $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 MXN ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 MXN ($) $ / shares	Dec. 31, 2021 MXN ($) $ / shares
Operating revenues:
Service revenues	$ 689,154,325	$ 40,794	$ 712,985,548	$ 694,300,431
Sales of equipment	126,858,519	7,509	131,515,849	136,387,021
Operating revenues	816,012,844	48,303	844,501,397	830,687,452
Operating costs and expenses:
Cost of sales and services	316,476,140	18,734	330,532,450	328,510,002
Commercial, administrative and general expenses	173,001,297	10,241	179,454,030	173,579,745
Other expenses	6,965,828	412	5,010,379	4,738,463
Depreciation and amortization	151,786,064	8,985	158,633,786	156,302,992
Operating costs and expenses	648,229,329	38,372	673,630,645	663,131,202
Operating income (loss)	167,783,515	9,931	170,870,752	167,556,250
Interest income	9,628,340	570	4,823,579	3,834,150
Interest expense	(44,545,241)	(2,637)	(41,258,803)	(35,738,305)
Foreign currency exchange (loss) gain, net	14,653,523	867	20,761,622	(16,714,847)
Valuation of derivatives, interest cost from labor obligations and other financial items, net	(26,814,668)	(1,586)	(19,116,219)	(14,243,517)
Equity interest in net result of associated companies	(5,371,824)	(318)	(1,811,432)	113,918
Profit (loss) before income tax	115,333,645	6,827	134,269,499	104,807,649
Income tax	34,544,003	2,045	46,044,089	32,717,477
Net profit for the year from continuing operations	80,789,642	4,782	88,225,410	72,090,172
Profit (loss) after tax for the year from discontinued operations			(6,719,015)	124,235,942
Net profit for the year	80,789,642	4,782	81,506,395	196,326,114
Net profit for the year attributable to:
Equity holders of the parent from continuing operations	76,110,617	4,505	82,878,406	68,187,225
Equity holders of the parent from discontinued operations	0		(6,719,015)	124,235,942
Non-controlling interests	4,679,025	277	5,347,004	3,902,947
Net profit for the year	$ 80,789,642	$ 4,782	$ 81,506,395	$ 196,326,114
Basic earnings per share attributable to equity holders of the parent from continuing operations | (per share)	$ 1.21	$ 0.07	$ 1.3	$ 1.03
Basic earnings per share attributable to equity holders of the parent from discontinued operations | $ / shares	$ 0		$ (0.11)	$ 1.88
Other comprehensive income (loss) that may be reclassified to profit or loss in subsequent years (net of tax):
Effect of translation of foreign entities from continuing operations	$ (41,548,455)	$ (2,459)	$ (35,114,722)	$ (7,134,153)
Effect of translation of foreign entities from discontinued operations			5,193,281	(829,163)
Items that will not be reclassified to profit (or loss) in subsequent years (net of tax):
Re-measurement of defined benefit plan, net of deferred taxes	(3,769,565)	(223)	(4,305,716)	11,261,896
Unrealized gain (loss) on equity investments at fair value, net of deferred taxes	(967,609)	(57)	(4,707,276)	4,560,869
Revaluation surplus, net of deferred taxes	868,456	51
Total other comprehensive income (loss) items for the year, net of deferred taxes	(45,417,173)	(2,688)	(38,934,433)	7,859,449
Total comprehensive income for the year	35,372,469	2,094	42,571,962	204,185,563
Comprehensive income for the year attributable to:
Equity holders of the parent from continuing operations	34,578,854	2,047	40,959,024	202,418,502
Non-controlling interests	793,615	47	1,612,938	1,767,061
Total comprehensive income for the year	35,372,469	2,094	42,571,962	204,185,563
Comprehensive income for the period:
Net comprehensive income from continuing operations	35,372,469	2,094	49,290,977	79,949,621
Net comprehensive income (loss) from discontinued operations			(6,719,015)	124,235,942
Total comprehensive income for the year	$ 35,372,469	$ 2,094	$ 42,571,962	$ 204,185,563